INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)		12 Months Ended
	Dec. 23, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2025
IntangibleAssetsNetLineItems [Line Items]
Market price						$ 1.25
Impairment loss on intangible assets		$ 906,305
Amortization expense		$ 16,997	$ 20,381	$ 20,317	$ 20,317
Common Class A [Member]
IntangibleAssetsNetLineItems [Line Items]
Share-based consideration of shares	900,000
Market price	$ 1